Consolidated balance sheet - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	£ 148,934	£ 153,361
Intangible assets	32,632,229	33,005,229
Total non-current assets	32,781,164	33,158,590
Current assets
Prepayments	1,066,932	1,970,781
R&D tax credits	5,277,380	8,152,084
Other receivables	608,893	509,350
Short-term investments	2,500,000	2,500,000
Cash and short-term deposits	25,041,945	50,044,672
Total current assets	34,495,150	63,176,887
Total assets	67,276,314	96,335,477
Equity
Issued capital	213,721	213,285
Share premium	118,492,073	118,226,956
Other capital reserves	18,592,618	16,359,169
Employee Benefit Trust shares	(306,838)
Other reserves	7,000,000	7,000,000
Accumulated loss	(111,220,794)	(79,315,920)
Total equity	32,770,780	62,483,490
Non-current liabilities
Provisions	2,641,353	4,075,386
Interest-bearing loans and borrowings	14,646,753	18,812,511
Warrant liability	1,005,613	1,346,484
Other liabilities	34,289
Total non-current liabilities	18,328,008	24,234,381
Current liabilities
Trade and other payables	4,570,307	3,024,026
Accruals	4,437,321	4,379,774
Provisions	332,014	274,000
Interest-bearing loans and borrowings	6,837,884	1,939,806
Total current liabilities	16,177,526	9,617,606
Total liabilities	34,505,534	33,851,987
Total equity and liabilities	£ 67,276,314	£ 96,335,477